Leases - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
Operating lease assets	$ 3,870	$ 1,268
Total right-of-use assets	3,870	1,268
Lease Liabilities
Operating lease liabilities, current	1,568	1,190
Operating lease liabilities, noncurrent	2,786	211
Total lease liabilities	$ 4,354	$ 1,401
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities	Other accrued liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Noncurrent liabilities	Noncurrent liabilities